Stockholders' Deficit (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock options, term		7 years 11 months 26 days
Stock options, vesting period	10 years
Options, intrinsic value for outstanding	$ 132,700
Warrants [Member]
Warrants, intrinsic value for outstanding		$ 0	$ 0
Warrants, intrinsic value for exercisable		$ 0	0
Warrants exercise price		$ 0.40
Minimum [Member]
Stock options exercise price		0.40
Maximum [Member]
Stock options exercise price		$ 0.44
Consultants [Member] | Warrants [Member]
Warrants issued		22,524
Warrants exercise price		$ 0.40
Warrants term		10 years
Fair value of warrants		$ 1,600
Options [Member]
Stock-Based Compensation		5,500
Unrecognized share-based compensation		12,600
Options, intrinsic value for outstanding		0	0
Options, intrinsic value for exercisable		$ 0	$ 0
Options [Member] | Board of Directors and Employee [Member]
Stock issued during period shares		106,762	157,664
Stock options exercise price		$ 0.40
Stock options, term		10 years
Stock options, vesting period		3 years
Aggregated fair value of stock options		$ 9,000	$ 9,200
Options [Member] | Board of Directors and Employee [Member] | Minimum [Member]
Stock options exercise price			$ 0.40
Stock options, term			5 years
Stock options, vesting period			1 year
Options [Member] | Board of Directors and Employee [Member] | Maximum [Member]
Stock options exercise price			$ 0.44
Stock options, term			10 years
Stock options, vesting period			3 years